Receivables, net (Tables)	12 Months Ended
Dec. 31, 2011
Receivables, net
Receivables, net

	December 31,
($ in millions)	2011	2010
Trade receivables	7,750	7,155
Other receivables	764	776
Allowance	(227)	(215)

	8,287	7,716
Unbilled receivables, net:
Costs and estimated profits in excess of billings	3,503	3,151
Advance payments consumed	(1,017)	(897)

	2,486	2,254

Total	10,773	9,970

Reconciliation of changes in allowance for doubtful accounts

($ in millions)	2011	2010	2009
Balance at January 1,	215	312	232
Additions	157	119	195
Deductions	(131)	(216)	(119)
Exchange rate differences	(14)	—	4

Balance at December 31,	227	215	312

Schedule of gross amounts and allowances for trade receivables with maturities over one year and other financing receivables

	December 31, 2011			December 31, 2010
($ in millions)	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total
Recorded gross amount:
—Individually evaluated for impairment	252	108	360	154	82	236
—Collectively evaluated for impairment	282	129	411	391	71	462

Total	534	237	771	545	153	698

Doubtful debt allowance:
—From individual impairment evaluation	(41)	(5)	(46)	(27)	—	(27)
—From collective impairment evaluation	(9)	—	(9)	(10)	—	(10)

Total	(50)	(5)	(55)	(37)	—	(37)

Recorded net amount	484	232	716	508	153	661

Schedule of changes in the doubtful debt allowance for trade receivables with original contractual maturity > 1 year

2011
($ in millions)
Trade receivables (excluding those with a contractual maturity of one year or less):
Balance at January 1,	37
Reversal of allowance	(13)
Additions to allowance	36
Amounts written off	(3)
Exchange rate differences	(7)

Balance at December 31,	50

Schedule of credit assessment methodology to assess the creditworthiness of customers

Equivalent Standard & Poor's rating
Risk category:
A	AAA to AA-
B	A+ to BBB-
C	BB+ to BB-
D	B+ to CCC-
E	CC+ to D

Schedule of credit risk profile, on a gross basis, of trade receivables with an original contractual maturity of more than one year and other financing receivables

	December 31, 2011			December 31, 2010
($ in millions)	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total
Risk category:
A	251	196	447	219	125	344
B	134	18	152	199	5	204
C	122	20	142	87	12	99
D	22	1	23	37	2	39
E	5	2	7	3	9	12

Total gross amount	534	237	771	545	153	698

Schedule of receivables aging analysis on a gross basis, of trade receivables with maturities over one year and other financing receivables

	December 31, 2011
	Past due
($ in millions)	0 - 30 days	30 - 60 days	60 - 90 days	> 90 days and not accruing interest	> 90 days and accruing interest	Not due at December 31, 2011(1)	Total
Trade receivables (excluding those with a contractual maturity of one year or less)	73	6	5	49	6	395	534
Other receivables	4	1	1	15	3	213	237

Total gross amount	77	7	6	64	9	608	771

	December 31, 2010
	Past due
($ in millions)	0 - 30 days	30 - 60 days	60 - 90 days	> 90 days and not accruing interest	> 90 days and accruing interest	Not due at December 31, 2010(1)	Total
Trade receivables (excluding those with a contractual maturity of one year or less)	49	7	6	40	9	434	545
Other receivables	1	—	—	18	—	134	153

Total gross amount	50	7	6	58	9	568	698

(1)
Trade receivables (excluding those with a contractual maturity of one year or less) principally represent contractual retention amounts that will become due subsequent to the completion of the long-term contract.